WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Additional Information (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 12, 2025	Dec. 11, 2025	Oct. 17, 2025	Oct. 01, 2025	May 22, 2025	Apr. 15, 2024	Oct. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised										759,536
Cancelled or expired										(852,587)
Number of warrants outstanding										3,121,203	26,332
Net proceeds from exercise of warrants								$ 731,764	$ 1,492,772	$ 2,508,133	$ 394
Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Net proceeds from exercise of warrants							$ 732,000
Authorized shares, increased	500,000,000	200,000,000
Equity Incentive Plan 2020
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Authorized shares, increased					200,000	267
Equity Incentive Plan 2020 | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Authorized shares, increased	5,000,000
Series B Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised										392,471
Stock issued, exercise										1,177,413
Cancelled or expired										11,411
Series D Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised										136,698
Stock issued, exercise										136,698
Number of warrants outstanding										0
Series A Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised								142,608		228,947
Net proceeds from exercise of warrants								$ 731,764		$ 2,512,765
Series A Warrants | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised				142,608
Net proceeds from exercise of warrants				$ 731,764
Restricted Stock Units
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
RSUs outstanding										0
Restricted Stock Units | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Vesting period			90 days
Restricted Stock Units | Officers of the Company | Executive officers and members of the board of directors | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Shares granted			168,628
Restricted Stock Units | Officers of the Company | Employees | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Shares granted			31,300